Notes and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of Notes and Accounts Receivable

	December 31
	2020	2021
	US$	US$
Trade accounts receivable	117,387	209,114
Allowance for doubtful accounts	(1,561)	(540)

	115,826	208,574

Changes in Allowances
The changes in the allowances are summarized as follows:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	645	1,617	1,561
Additions (reversals) charged to expense, net	1,164	15	(21)
Write-offs	(192)	(71)	(1,000)

Balance, end of year	1,617	1,561	540